Income Taxes - Schedule of Reconciliation of the Statutory Income Tax Rates to Effective Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation to statutory rates
Expected federal income taxes benefit at statutory rates	(21.00%)	(21.00%)
Expected state tax benefit at statutory rates, net of federal benefit	(6.40%)	(6.40%)
Change in valuation allowance	27.40%	27.40%
Income tax expense (benefit)